Loans and Allowance for Loan Losses, Allowance for credit losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses by type of loan [Roll Forward]
Beginning balance	$ 672,261	$ 983,178	$ 637,761
Loans charged off	(523,643)	(1,484,260)	(697,882)
Recoveries	26,175	46,043	31,299
Provision charged to operations	605,700	1,127,300	1,012,000
Ending balance	780,493	672,261	983,178
Individually evaluated for impairment [Abstract]
Balance in allowance	0	0	330,759
Related loan balance	11,301,555	13,508,334	15,402,394
Collectively evaluated for impairment [Abstract]
Balance in allowance	780,493	672,261	652,419
Related loan balance	216,825,496	214,698,066	222,582,003
Real Estate Mortgages Construction, Land Development and Land [Member]
Allowance for loan losses by type of loan [Roll Forward]
Beginning balance	160,392	235,437	145,262
Loans charged off	(45,081)	(227,197)	(100,000)
Recoveries	0	39,072	0
Provision charged to operations	3,725	113,080	190,175
Ending balance	119,036	160,392	235,437
Individually evaluated for impairment [Abstract]
Balance in allowance	0	0	0
Related loan balance	878,029	1,814,285	6,589,350
Collectively evaluated for impairment [Abstract]
Balance in allowance	119,036	160,392	235,437
Related loan balance	12,941,178	11,348,175	15,202,710
Real Estate Mortgages Residential 1 to 4 Family [Member]
Allowance for loan losses by type of loan [Roll Forward]
Beginning balance	42,064	50,602	48,034
Loans charged off	(239,043)	(353,238)	(190,093)
Recoveries	16,843	300	1,100
Provision charged to operations	342,120	344,400	191,561
Ending balance	161,984	42,064	50,602
Individually evaluated for impairment [Abstract]
Balance in allowance	0	0	0
Related loan balance	4,116,048	4,410,997	3,432,324
Collectively evaluated for impairment [Abstract]
Balance in allowance	161,984	42,064	50,602
Related loan balance	79,610,937	83,376,725	90,864,425
Real Estate Mortgages Commercial Properties [Member]
Allowance for loan losses by type of loan [Roll Forward]
Beginning balance	193,570	356,993	2,192
Loans charged off	(206,707)	(865,683)	0
Recoveries	0	0	0
Provision charged to operations	263,918	702,260	354,801
Ending balance	250,781	193,570	356,993
Individually evaluated for impairment [Abstract]
Balance in allowance	0	0	330,759
Related loan balance	6,307,478	7,283,052	5,373,606
Collectively evaluated for impairment [Abstract]
Balance in allowance	250,781	193,570	26,234
Related loan balance	109,347,989	105,727,891	97,204,565
Commercial [Member]
Allowance for loan losses by type of loan [Roll Forward]
Beginning balance	197,353	194,946	380,161
Loans charged off	(18,559)	(18,492)	(354,854)
Recoveries	103	410	1,073
Provision charged to operations	(10,864)	20,489	168,566
Ending balance	168,033	197,353	194,946
Individually evaluated for impairment [Abstract]
Balance in allowance	0	0	0
Related loan balance	0	0	7,114
Collectively evaluated for impairment [Abstract]
Balance in allowance	168,033	197,353	194,946
Related loan balance	12,946,639	12,507,978	17,589,337
Consumer [Member]
Allowance for loan losses by type of loan [Roll Forward]
Beginning balance	60,487	119,228	53,638
Loans charged off	(14,253)	(19,650)	(52,935)
Recoveries	9,229	6,261	29,126
Provision charged to operations	132	(45,352)	89,399
Ending balance	55,595	60,487	119,228
Individually evaluated for impairment [Abstract]
Balance in allowance	0	0	0
Related loan balance	0	0	0
Collectively evaluated for impairment [Abstract]
Balance in allowance	55,595	60,487	119,228
Related loan balance	1,978,753	1,737,297	1,720,966
Unallocated [Member]
Allowance for loan losses by type of loan [Roll Forward]
Beginning balance	18,395	25,972	8,474
Loans charged off			0
Recoveries			0
Provision charged to operations	6,669	(7,577)	17,498
Ending balance	25,064	18,395	25,972
Collectively evaluated for impairment [Abstract]
Balance in allowance	$ 25,064	$ 18,395	$ 25,972